Other disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Other disclosures
The breakdown by maturity of the balances of certain items in the consolidated balance sheets

The breakdown by maturity of the balances of certain items in the consolidated balance sheets as of December 31, 2020, is as follows:

	12/31/2020
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Cash and balances with the Central Bank	24,791	22,284	—	—	—	—	23,978	71,053
Financial assets at fair value through profit or loss
Debt instruments		15,109	20,263	106,579	42,477	15,254	6,590	206,272
Equity instruments	1,911	—	—	—	—	—	—	1,911
Trading derivatives	274	4,542	11,267	20,524	62,867	60,444	136,253	296,171
Loans and advances to credit institutions - Reverse repurchase agreements	—	59,512	—	—	—	—	—	59,512
Loans and advances to customers - Reverse repurchase agreements	—	10,844	—	—	—	—	—	10,844
Financial assets at fair value through other comprehensive income
Loans and advances to customers	—	—	—	—	—	—	—	—
Debt instruments	—	81,142	3,833	24,881	105,799	42,950	96,716	355,321
Equity instruments	—	—	—	—	—	—	768	768
Financial assets at amortized cost
Loans and advances to credit institutions	—	64,371	—	—	—	—	—	64,371
Loans and advances to customers	11,475	40,220	73,035	135,294	191,615	82,995	152,798	687,432
Debt instruments	—	—	—	—	1,699	7,785	1,969	11,453
Hedging derivatives	300	1	—	160	5,391	2,454	—	8,306
	38,751	298,025	108,398	287,438	409,848	211,882	419,072	1,773,414
Liabilities:
Financial liabilities at fair value through profit or loss
Trading derivatives	422	3,447	11,006	17,891	58,959	60,541	133,845	286,111
Short positions	—	15,365	—	—	—	—	—	15,365
Deposits from the Central Bank	—	24,937	—	—	—	—	—	24,937
Deposits from credit institutions	—	54,922	—	—	—	—	—	54,922
Customer deposits	—	130,292	—	—	—	—	—	130,292
Marketable debt securities	—	163	524	621	55	—	—	1,363
Financial liabilities at amortized cost
Deposits from the Central Bank	—	126,299	—	—	30	—	—	126,329
Deposits from credit institutions	28,061	11,670	3,099	10,751	6,163	38	1,392	61,174
Customer deposits	499,711	156,765	28,302	49,235	4,027	3,231	930	742,201
Marketable debt securities	—	20,358	6,774	31,535	27,135	34,756	10,196	130,754
Subordinated liabilities		—	—	346	—	—	35,836	36,182
Other financial liabilities	8,294	2,289	1,136	2,616	980	—	—	15,315
Hedging derivatives	4	—	—	131	2,029	3,925	12,989	19,078
	536,492	546,507	50,841	113,126	99,378	102,491	195,188	1,644,023
Difference (assets less liabilities)	(497,741)	(248,482)	57,557	174,312	310,470	109,391	223,884	129,391

The breakdown by maturity of the balances of certain items in the consolidated balance sheets as of December 31, 2021, is as follows:

	12/31/2021
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Assets:
Cash and balances with the Central Bank	26,360	12,735	—	—	—	—	23,978	63,073
Financial assets at fair value through profit or loss
Debt instruments	—	4,197	31,192	25,550	34,552	8,355	7,129	110,975
Equity instruments	—	—	—	—	—	—	2,764	2,764
Trading derivatives	147	2,989	6,963	14,418	48,131	36,729	70,013	179,390
Loans and advances to credit institutions - Reverse repurchase agreements	—	58,486	—	—	—	—	—	58,486
Loans and advances to customers - Reverse repurchase agreements	—	10,000	—	—	—	—	—	10,000
Financial assets at fair value through other comprehensive income
Loans and advances to customers	—	450	900	2,706	—	—	—	4,056
Debt instruments	—	74,851	40,537	2,757	110,173	110,586	52,070	390,974
Equity instruments	—	—	—	—	—	192	607	799
Financial assets at amortized cost
Loans and advances to credit institutions	19,403	17,089	—	—	—	—	—	36,492
Loans and advances to customers	12,538	50,092	85,708	176,794	173,148	78,773	159,944	736,997
Debt instruments	—	—	—	1,774	—	7,788	2,057	11,619
Hedging derivatives	125	—	—	4,753	1,803	4,553	14	11,248
	58,573	230,889	165,300	228,752	367,807	246,976	318,576	1,616,873
Liabilities:
Financial liabilities at fair value through profit or loss
Trading derivatives	69	1,228	5,944	15,189	51,478	34,068	68,702	176,678
Short positions	—	19,554	—	—	—	—	—	19,554
Deposits from Central Bank – Repurchase agreements	—	23,002	—	—	—	—	—	23,002
Deposits from credit institutions – Repurchase agreements	—	17,846	—	—	—	—	—	17,846
Customer deposits – Repurchase agreements	—	114,078	—	—	—	—	—	114,078
Marketable debt securities	—	—	66	119	—	74	—	259
Financial liabilities at amortized cost
Deposits from Central Bank	—	78,312	8,203	101	—	—	—	86,616
Deposits from credit institutions	39,213	38,874	1,523	2,406	15	22	1,286	83,339
Customer deposits	541,585	153,372	20,416	52,728	3,669	4,558	1,558	777,886
Marketable debt securities	—	14,355	2,049	29,009		49,510	6,500	101,423
Subordinated liabilities	—	10,254	—	397	—	—	40,992	51,643
Other financial liabilities	10,571	3,690	104	2,692	177	4	—	17,238
Hedging derivatives	1	—	—	38	1,096	2,700	4,327	8,162
	591,439	474,565	38,305	102,679	56,435	90,936	123,365	1,477,724
Difference (assets less liabilities)	(532,866)	(243,676)	126,995	126,073	311,372	156,040	195,211	139,149

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortized cost

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortized cost as of December 31, 2020, is as follows:

	12/31/2020
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Financial liabilities at amortized cost:
Deposits from the Central Bank	—	126,454	—	—	31	—	—	126,485
Deposits from credit institutions	28,061	11,854	3,461	11,991	7,189	231	2,615	65,402
Customer deposits	499,711	158,037	29,693	52,967	5,130	3,794	1,431	750,763
Marketable debt securities	—	20,808	7,914	35,816	33,092	38,471	12,302	148,403
Subordinated liabilities	—	198	398	2,173	4,767	4,767	49,253	61,556
Other financial liabilities	8,294	2,289	1,136	2,616	980	—	—	15,315
	536,066	319,640	42,602	105,563	51,189	47,263	65,601	1,167,924

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortized cost as of December 31, 2021, is as follows:

	12/31/2021
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Financial liabilities at amortized cost:
Deposits from the Central Bank	—	78,399	8,228	102	—	—	—	86,729
Deposits from credit institutions	39,213	39,039	1,589	2,595	150	155	2,136	84,877
Customer deposits	541,585	154,195	21,356	55,574	4,657	5,178	2,190	784,735
Marketable debt securities	—	14,742	3,043	32,892	5,116	54,626	7,984	118,403
Subordinated liabilities	—	10,463	417	2,275	5,007	5,007	55,095	78,264
Other financial liabilities	10,436	3,689	995	1,753	365	—	—	17,238
	591,234	300,527	35,628	95,191	15,295	64,966	67,405	1,170,246

The breakdown of the main foreign currency balances in the consolidated balance sheet based on the nature of the related items

	Equivalent Value in Millions of Pesos
	12/31/2020		12/31/2021
	Assets	Liabilities	Assets	Liabilities

Cash and balances with the Central Bank	3,657	—	3,727	—
Debt instruments (Note 8)	167,862	—	202,775	—
Loans and advances to credit institutions (Note 7)	29,799	—	28,594	—
Loans and advances to customers	67,689	—	78,504	—
Other assets	498	—	387	—
Marketable debt securities (Note 21)	—	55,875	—	56,995
Subordinated liabilities	—	36,204	—	51,654
Derivatives	—	69,933	—	73,858
Deposits from Central Bank	—	14,934	—	0
Deposits from credit institutions (Note 19)	—	12,597	—	33,467
Customer deposits (Note 20)	—	86,780	—	92,987
Other financial liabilities	—	646	—	1,057
Other liabilities	—	6,627	—	3,184

Schedule of Financial assets measured at other than fair value

As of December 31, 2020:

				Total fair	Total
Assets	Level 1	Level 2	Level 3	values	carrying amount

Financial assets at amortized cost:
Loans and advances to credit institutions (Note 7)	—	28,702	35,652	64,354	64,371
Loans and advances to customers (Note 11)	—	646	741,672	742,318	687,432
Debt instruments (unlisted) (Note 8)	—	11,454	—	11,454	11,453

As of December 31, 2021:

				Total fair	Total
Assets	Level 1	Level 2	Level 3	values	carrying amount

Financial assets at amortized cost:
Loans and advances to credit institutions (Note 7)	—	16,551	19,842	36,393	36,492
Loans and advances to customers (Note 11)	—	191	738,646	738,837	736,997
Debt instruments (unlisted) (Note 8)	—	11,619	—	11,619	11,619

Schedule of Financial liabilities measured at other than fair value

As of December 31, 2020:

				Total fair	Total
Liabilities	Level 1	Level 2	Level 3	values	carrying amount

Financial liabilities at amortized cost:
Deposits from the Central Bank - Repurchase agreements (Note 19)	—	126,293	30	126,323	126,329
Deposits from credit institutions (Note 19)	—	—	61,033	61,033	61,174
Customer deposits (Note 20)	—	85,332	656,593	741,925	733,877
Customer deposits - Repurchase agreements (Note 20)	—	8,323	—	8,323	8,324
Marketable debt securities (Note 21)	137,429	—	—	137,429	130,754
Subordinated liabilities (Note 22)	39,406	—	—	39,406	36,182
Other financial liabilities (Note 23)	—	7,522	7,961	15,483	15,315

As of December 31, 2021:

				Total fair	Total
Liabilities	Level 1	Level 2	Level 3	values	carrying amount

Financial liabilities at amortized cost:
Deposits from the Central Bank - Repurchase agreements (Note 19)	—	86,608	—	86,608	86,616
Deposits from credit institutions (Note 19)	—	26,892	51,337	78,229	78,182
Deposits from credit institutions - Repurchase agreements (Note 19)	—	5,156	—	5,156	5,157
Customer deposits (Note 20)	—	52,566	706,455	759,021	760,325
Customer deposits - Repurchase agreements (Note 20)	—	17,559	—	17,559	17,561
Marketable debt securities (Note 21)	104,582	—	—	104,582	101,423
Subordinated liabilities (Note 22)	38,911	14,375	—	53,286	51,643
Other financial liabilities (Note 23)	—	9,841	7,359	17,200	17,238